Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	0	364,736,032
Temporary Equity, Shares Issued	0	332,764,215
Temporary Equity, Shares Outstanding	0	332,764,215
Temporary Equity, Liquidation Preference		$ 769,679
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,400,000,000	517,865,383
Common stock, shares, issued	604,174,329	122,058,940
Common stock, shares, outstanding	604,174,329	122,058,940
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	100,000,000	0
Preferred Stock Shares Issued	0	0
Preferred stock shares outstanding	0	0